Consolidated Statement Of Cash Flows CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Operating Activities
Net Earnings (Loss)	$ (5,165)	$ 3,426	$ 236
Depreciation, depletion and amortization	1,488	1,745	1,565
Impairments	6,473	0	21
Accretion of asset retirement obligation	45	52	53
Deferred income taxes	(2,811)	960	(57)
Unrealized (gain) loss on risk management	331	(444)	345
Unrealized foreign exchange (gain) loss	687	440	330
Foreign exchange on settlements	358	28	20
(Gain) loss on divestitures	(14)	(3,426)	(7)
Other	38	(62)	42
Net change in other assets and liabilities	(11)	(43)	(80)
Net change in non-cash working capital	262	(9)	(179)
Cash From (Used in) Operating Activities	1,681	2,667	2,289
Investing Activities
Capital expenditures	(2,232)	(2,526)	(2,712)
Acquisitions	(70)	(3,016)	(184)
Corporate acquisition		(5,962)
Proceeds from divestitures	1,908	4,345	705
Proceeds from sale of investment in PrairieSky		2,172
Cash in reserve	71	(63)	44
Net change in investments and other	(342)	321	252
Cash From (Used in) Investing Activities	(665)	(4,729)	(1,895)
Financing Activities
Net Issuance (repayment) of revolving long-term debt	(627)	942
Repayment of long-term debt	(1,302)	(2,152)	(500)
Issuance of common shares	1,088
Dividends on common shares	(152)	(202)	(401)
Proceeds from sale of noncontrolling interest		1,462
Distributions to noncontrolling interest owners		(18)
Capital lease payments and other financing arrangements	(61)	(71)	(8)
Cash From (Used in) Financing Activities	(1,054)	(39)	(909)
Foreign Exchange Gain (Loss) on Cash and Cash Equivalents Held in Foreign Currency	(29)	(127)	(98)
Increase (Decrease) in Cash and Cash Equivalents	(67)	(2,228)	(613)
Cash and Cash Equivalents, Beginning of Year	338	2,566	3,179
Cash and Cash Equivalents, End of Year	271	338	2,566
Cash and Cash Equivalents, End of Year	$ 338	$ 2,566	$ 3,179